ORGANIZATION AND NATURE OF OPERATIONS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2021 shares	May 31, 2021 shares
ORGANIZATION AND NATURE OF OPERATIONS
Cash distribution to shareholders of Shanghai Hesai in connection with the 2021 Reorganization			¥ 507,620,000
Subscription receivables	¥ 310,227,000		310,227,000	$ 44,979
Capital gain tax payments on behalf of certain shareholders	¥ 82,347
IPO | Class B
ORGANIZATION AND NATURE OF OPERATIONS
Number of shares issued | shares	10,125,118	10,125,118
Net proceeds from IPO | $		$ 179,800
Shanghai Hesai
ORGANIZATION AND NATURE OF OPERATIONS
Settlement through cash redemption			817,847
Cash distribution to shareholders of Shanghai Hesai in connection with the 2021 Reorganization			507,620
Subscription receivables			¥ 310,227
Shanghai Hesai | Founding shareholders
ORGANIZATION AND NATURE OF OPERATIONS
Percentage of equity interest acquired					100.00%
Shanghai Hesai | Founding shareholders | Class A
ORGANIZATION AND NATURE OF OPERATIONS
Number of shares subscribed | shares					30,033,379	30,033,379
Shanghai Hesai | Existing investors | Class B
ORGANIZATION AND NATURE OF OPERATIONS
Number of shares subscribed | shares					62,834,548	62,834,548